Note 12 - Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Trade Receivables and Other Current Receivables

The table below presents a disaggregation of trade receivables (in thousands):

	As of December 31,
	2023	2024
Trade receivables due from third-party customers	$76,468	$97,290
Trade receivables due from related parties (Note 17)	591	713
Total gross trade receivables	77,059	98,003
Allowance for expected credit losses	(7,677)	(5,180)
Trade receivables net of loss allowance	$69,382	$92,823

The table below presents the items of other current receivables (in thousands):

	As of December 31,
	2023	2024
Value added tax	$5,781	$3,275
Receivable due from Kunlun (Note 17)	1,300	—
Other	678	1,284
Total other current receivables	$7,760	$4,560

Summary of Aging of Trade Receivables

The credit loss allowance was determined as follows (in thousands, except for percentages):

		Past due
As of December 31, 2023:	Current	<30 days	30-60 days	61-90 days	>90 days	Total
Weighted-average expected credit loss rate	0.7%	1.2%	2.1%	3.1%	86.4%	10.0%
Gross carrying amount of trade receivables	$62,815	$4,116	$1,247	$634	$8,248	$77,059
Loss allowance as of December 31, 2023	$458	$47	$26	$20	$7,126	$7,677

		Past due
As of December 31, 2024:	Current	<30 days	30-60 days	61-90 days	>90 days	Total
Weighted-average expected credit loss rate	0.7%	1.7%	2.6%	3.8%	80.8%	5.3%
Gross carrying amount of trade receivables	$85,973	$4,793	$1,334	$387	$5,516	$98,003
Loss allowance as of December 31, 2024	$589	$83	$35	$15	$4,459	$5,180

Summary of Provision for Impairment of Trade Receivables

The credit loss allowance for trade receivables as of year-end reconciles to the opening loss allowance as follows (in thousands):

	Year ended December 31,
	2023	2024
Loss allowance as of January 1	$4,062	$7,677
Write-offs	(252)	(1,982)
Increase (decrease) in loss allowance	4,066	(516)
Effect of movements in exchange rates	(199)	—
Loss allowance as of December 31	$7,677	$5,180

Summary of Movements in Carrying Amount of Receivable

The table below shows the movements in the carrying amount of the receivable (in thousands):

	Year ended December 31,
	2023	2024
Carrying amount as of January 1	$56,374	$32,797
Interest income	1,556	165
Dividend set-off	(25,133)	(32,962)
Carrying amount as of December 31	$32,797	$—